Summary of Significant Accounting Policies: Mining Assets and Processing Plant and Equipment (Policies)	12 Months Ended
Dec. 31, 2011
Mining Assets and Processing Plant and Equipment:
Mining Assets and Processing Plant and Equipment

(i)              Mining assets and processing plant and equipment

Mineral exploration costs incurred prior to establishing proven and probable reserves for a given property and costs of identifying and upgrading additional mineral resources to reserve status are expensed as incurred. Proven and probable reserves are established based on independent feasibility studies and appraisals performed by mining engineers. Reserves are defined as that part of a mineral deposit, which could be economically and legally extracted or produced at the time of the reserve determination. Proven reserves are defined as reserves, for which (a) quantity is computed from dimensions revealed in outcrops, trenches, workings or drill holes; grade and/or quality are computed from the results of detailed sampling and (b) the sites for inspection, sampling and measurement are spaced so closely and the geologic character is so well defined that size, shape, depth and mineral content of reserves are well-established. Probable reserves are defined as reserves, for which quantity and grade and/or quality are computed from information similar to that used for proven reserves, but the sites for inspection, sampling, and measurement are farther apart or are otherwise less adequately spaced. Accordingly, the degree of assurance, although lower than that for proven reserves, is high enough to assume continuity between points of observation.

Costs of developing new underground mines are capitalized. Underground development costs, which are costs incurred to make the mineral physically accessible, include costs to prepare property for shafts, driving main entries for ventilation, haulage, personnel, construction of airshafts, roof protection and other facilities. Additionally, interest expense allocable to the cost of developing mining properties and to constructing new facilities is capitalized until assets are ready for their intended use.

Expenditures for improvements are capitalized, while costs related to maintenance (turnarounds) are expensed as incurred. In addition, cost incurred to maintain current production capacity at a mine and exploration expenditures are charged to expenses as incurred. Stripping costs incurred during the production phase of a mine are expensed as incurred.

Mining assets and processing plant and equipment are those assets, including construction in progress, which are intended to be used only for the needs of a certain mine or field, and upon full extraction after exhausting of the reserves of such mine or the field, these assets cannot be further used for any other purpose without a capital reconstruction. When mining assets and processing plant and equipment are placed in production, the applicable capitalized costs, including mine development costs, are depleted using the unit-of-production method at the ratio of tonnes of mineral mined or processed to the estimated proven and probable mineral reserves that are expected to be mined during the license term for mining assets related to the mineral licenses acquired prior to August 22, 2004 (refer to Note 2(k)), or the estimated lives of the mines for mining assets related to the mineral licenses acquired after that date. As fully described in Note 2(k), effective January 1, 2011, the Group changed its estimate of the useful lives of the mineral licenses acquired before August 22, 2004 to be based on proven and probable reserves of the mine. The unit-of-production method is used for the underground mine development structure costs as their useful lives coincide with the estimated lives of mines, provided that all repairs and maintenance are timely carried out.

A decision to abandon, reduce or expand activity on a specific mine is based upon many factors, including general and specific assessments of mineral reserves, anticipated future mineral prices, anticipated costs of developing and operating a producing mine, the expiration date of mineral licenses, and the likelihood that the Group will continue exploration on the mine. Based on the results at the conclusion of each phase of an exploration program, properties that are not economically feasible for production are re-evaluated to determine if future exploration is warranted and that carrying values are appropriate. The ultimate recovery of these costs depends on the discovery and development of economic ore reserves or the sale of the companies owning such mineral rights.